WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Debt discount	$ 421,169	$ 186,280	$ 72,138
Warrants [Member]
Assumed dividend yeild	0.00%	0.00%	0.00%
Fair value of the warrants	$ 159,237	$ 138,631	$ 233,125
Outstanding Warrants, Intrinsic Values	$ 0	$ 0
Warrants One [Member]
Assumed expected life	3 years	3 years	3 years
Exercise price		$ 0.30	$ 0.30
Warrant issued	1,722,840	1,241,665	1,935,625
Promissory Notes, Aggregate Notes Issued	$ 344,568	$ 248,333	$ 387,125
Debt discount	$ 159,237	$ 138,631
Minimum [Member] | Warrants [Member]
Stock price	$ 0.20	$ 0.20	$ 0.20
Assumed expected life	2 years	2 years	2 years
Exercise price	$ 0.25	$ 0.25	$ 0.25
Assumed risk-free interest rate	0.52%	0.52%	0.52%
Assumed expected volatility	118.00%	118.00%	118.00%
Minimum [Member] | Warrants One [Member]
Assumed expected life	2 years
Exercise price	$ 0.25		$ 0.28
Maximum [Member] | Warrants [Member]
Stock price	$ 0.40	$ 0.40	$ 0.40
Assumed expected life	3 years	3 years	3 years
Exercise price	$ 0.30	$ 0.30	$ 0.30
Assumed risk-free interest rate	1.56%	1.56%	1.56%
Assumed expected volatility	465.00%	465.00%	465.00%
Maximum [Member] | Warrants One [Member]
Assumed expected life	3 years
Exercise price	$ 0.30		$ 0.30